ADVERTISING AND PROMOTION	12 Months Ended
Dec. 31, 2018
ADVERTISING AND PROMOTION
ADVERTISING AND PROMOTION

26.   ADVERTISING AND PROMOTION

Advertising and promotion consists of market promotion cost and sales agent cost paid to third party companies.

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	510,031	317,843	199,368	28,997
Sales agent expenses	44,260	107,022	23,897	3,476
Total	554,291	424,865	223,265	32,473

The sales agent expenses are related to fees to external sales agent companies for their customer development services on the Gold Exchanges and the Futures Commodity Exchanges.